Offerings - Offering: 1	Jul. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	78.16
Maximum Aggregate Offering Price	$ 1,172,400,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 179,494.44
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of common stock of PayPal Holdings, Inc. (the Company) that become issuable under the PayPal Holdings, Inc. 2015 Equity Incentive Award Plan, as amended and restated, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that results in an increase in the number of outstanding shares of the common stock of the Company. Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price are estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the amount of the registration fee, based on the average of the high and low sale prices of the common stock reported on the NASDAQ Global Select Market on July 25, 2025.